Stock-based Compensation (Schedule of Restricted Stock Unit Two-Year Performance Cycle) (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Award Year 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Two year Performance Cycle Payout As A Percent Of The Base Award			127.00%
Estimated number of shares			0.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid			$ 3.5
Award Year 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Two year Performance Cycle Payout As A Percent Of The Base Award		224.70%
Estimated number of shares	0.4	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid	$ 9.8	$ 6.7
Award Year 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Two year Performance Cycle Payout As A Percent Of The Base Award	36.00%
Estimated number of shares	0.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid	$ 0.8